Consolidated Statements Of Income (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Interest Income
Loans	$ 20,812	$ 22,725	$ 24,550
Mortgage-backed securities	14,141	15,873	16,905
Investments securities	5,838	5,946	3,037
Other interest-earning assets	283	396	464
Total Interest Income	41,074	44,940	44,956
Interest Expense
Deposits	12,645	14,865	17,678
Advances	3,504	4,380	5,288
Total Interest Expense	16,149	19,245	22,966
Net Interest Income	24,925	25,695	21,990
Provision for Loan Losses	247	102	433
Net Interest Income after Provision for Loan Losses	24,678	25,593	21,557
Non-Interest Income
Fees and service charges	213	212	223
Bank owned life insurance	862	879	887
Gain on sale of securities		872
Net (loss) gain on sale and disposal of premises and equipment	(9)	327
Loss on write-down of land held for sale	(156)	(397)
Other	3	16	26
Total Non-Interest Income	913	1,909	1,136
Non-Interest Expenses
Salaries and employee benefits	7,055	6,773	6,810
Occupancy expense of premises	1,359	1,643	1,249
Equipment	1,090	1,051	952
Directors' compensation	732	760	796
Advertising	213	279	253
Legal	569	494	254
Federal deposit insurance premium	538	884	1,183
Other	1,983	1,930	1,753
Total Non-Interest Expenses	13,539	13,814	13,250
Income before Income Taxes	12,052	13,688	9,443
Income Taxes	4,175	4,876	3,146
Net Income	$ 7,877	$ 8,812	$ 6,297
Net Income per Common Share
Basic	$ 0.31	$ 0.34	$ 0.24
Diluted	$ 0.31	$ 0.34	$ 0.24
Dividends per common share	$ 0.24	$ 0.24	$ 0.2
Weighted Average Number of Common Shares and Common Stock Equivalents Outstanding:
Basic	25,607,442	25,579,989	25,947,037
Diluted	25,625,256	25,587,316	25,947,037